BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - Acquisitions in 2017 (Details) ₽ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Dec. 22, 2017 RUB (₽)	Jun. 28, 2017 RUB (₽)	Dec. 31, 2017 RUB (₽)	Jun. 30, 2017 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 22, 2017 USD ($)	Dec. 22, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Business Acquisition [Line Items]
Cash paid for acquisitions					$ 13.8	₽ 956		₽ 918
ASSETS:
Goodwill					758.0		$ 134.3		₽ 52,662	₽ 9,328			₽ 8,436
Shkulev
Business Acquisition [Line Items]
Cash paid for acquisitions				₽ 401
Contingent consideration paid				₽ 52
Payment of contingent consideration					$ 0.6	₽ 44
ASSETS:
Intangible assets		₽ 59
Deferred tax assets		68
Goodwill		274
Total assets		401
LIABILITIES:
Net assets		401
Total purchase consideration		401
Foodfox
Business Acquisition [Line Items]
Ownership interest acquired (as a percent)							100.00%			100.00%
Fair value of consideration										₽ 595
Deferred payment										₽ 54
Period to Pay Additional Consideration to Former Shareholders	4 years
Cash paid for acquisitions			₽ 541
ASSETS:
Intangible assets												₽ 82
Goodwill												639
Other current assets												25
Total assets												746
LIABILITIES:
Current liabilities												20
Other non-current liabilities												115
Deferred tax liabilities												16
Total liabilities												151
Net assets												595
Total purchase consideration	₽ 595
Goodwill expected to be deductible for income tax purpose | $											$ 0.0
Change in goodwill | $							$ 0.0
Proforma revenue								104
Proforma net loss								₽ (409)
Software and Website | Shkulev
ASSETS:
Intangible assets		22
Software | Foodfox
ASSETS:
Intangible assets												63
LIABILITIES:
Amortization period of intangible assets acquired	5 years
Domain names and trademark | Shkulev
ASSETS:
Intangible assets		12
Client relationships | Shkulev
ASSETS:
Intangible assets		10
Client relationships | Foodfox
ASSETS:
Intangible assets												₽ 19
Non-compete agreements | Shkulev
ASSETS:
Intangible assets		₽ 15